PROPERTY, PLANT AND EQUIPMENT (Details) - Schedule of method used for the depreciation of property, plant and equipment	12 Months Ended
Dec. 31, 2022
Buildings [Member]
PROPERTY, PLANT AND EQUIPMENT (Details) - Schedule of method used for the depreciation of property, plant and equipment [Line Items]
Method	Straight line without residual value
Plant and equipment [Member]
PROPERTY, PLANT AND EQUIPMENT (Details) - Schedule of method used for the depreciation of property, plant and equipment [Line Items]
Method	Straight line with residual value of 20% in the short-haul fleet and 36% in the long-haul fleet. (*) [1]
Information technology equipment [Member]
PROPERTY, PLANT AND EQUIPMENT (Details) - Schedule of method used for the depreciation of property, plant and equipment [Line Items]
Method	Straight line without residual value
Fixed installations and accessories [Member]
PROPERTY, PLANT AND EQUIPMENT (Details) - Schedule of method used for the depreciation of property, plant and equipment [Line Items]
Method	Straight line without residual value
Motor vehicle [Member]
PROPERTY, PLANT AND EQUIPMENT (Details) - Schedule of method used for the depreciation of property, plant and equipment [Line Items]
Method	Straight line without residual value
Leasehold improvements [Member]
PROPERTY, PLANT AND EQUIPMENT (Details) - Schedule of method used for the depreciation of property, plant and equipment [Line Items]
Method	Straight line without residual value
Assets for rights of use [Member]
PROPERTY, PLANT AND EQUIPMENT (Details) - Schedule of method used for the depreciation of property, plant and equipment [Line Items]
Method	Straight line without residual value
Bottom of range [Member] | Buildings [Member]
PROPERTY, PLANT AND EQUIPMENT (Details) - Schedule of method used for the depreciation of property, plant and equipment [Line Items]
Useful life (years)	20 years
Bottom of range [Member] | Plant and equipment [Member]
PROPERTY, PLANT AND EQUIPMENT (Details) - Schedule of method used for the depreciation of property, plant and equipment [Line Items]
Useful life (years)	5 years
Bottom of range [Member] | Information technology equipment [Member]
PROPERTY, PLANT AND EQUIPMENT (Details) - Schedule of method used for the depreciation of property, plant and equipment [Line Items]
Useful life (years)	5 years
Bottom of range [Member] | Fixed installations and accessories [Member]
PROPERTY, PLANT AND EQUIPMENT (Details) - Schedule of method used for the depreciation of property, plant and equipment [Line Items]
Useful life (years)	10 years
Bottom of range [Member] | Motor vehicle [Member]
PROPERTY, PLANT AND EQUIPMENT (Details) - Schedule of method used for the depreciation of property, plant and equipment [Line Items]
Useful life (years)	10 years
Bottom of range [Member] | Leasehold improvements [Member]
PROPERTY, PLANT AND EQUIPMENT (Details) - Schedule of method used for the depreciation of property, plant and equipment [Line Items]
Useful life (years)	5 years
Bottom of range [Member] | Assets for rights of use [Member]
PROPERTY, PLANT AND EQUIPMENT (Details) - Schedule of method used for the depreciation of property, plant and equipment [Line Items]
Useful life (years)	1 year
Top of range [Member] | Buildings [Member]
PROPERTY, PLANT AND EQUIPMENT (Details) - Schedule of method used for the depreciation of property, plant and equipment [Line Items]
Useful life (years)	50 years
Top of range [Member] | Plant and equipment [Member]
PROPERTY, PLANT AND EQUIPMENT (Details) - Schedule of method used for the depreciation of property, plant and equipment [Line Items]
Useful life (years)	30 years
Top of range [Member] | Information technology equipment [Member]
PROPERTY, PLANT AND EQUIPMENT (Details) - Schedule of method used for the depreciation of property, plant and equipment [Line Items]
Useful life (years)	10 years
Top of range [Member] | Fixed installations and accessories [Member]
PROPERTY, PLANT AND EQUIPMENT (Details) - Schedule of method used for the depreciation of property, plant and equipment [Line Items]
Useful life (years)	10 years
Top of range [Member] | Motor vehicle [Member]
PROPERTY, PLANT AND EQUIPMENT (Details) - Schedule of method used for the depreciation of property, plant and equipment [Line Items]
Useful life (years)	10 years
Top of range [Member] | Leasehold improvements [Member]
PROPERTY, PLANT AND EQUIPMENT (Details) - Schedule of method used for the depreciation of property, plant and equipment [Line Items]
Useful life (years)	8 years
Top of range [Member] | Assets for rights of use [Member]
PROPERTY, PLANT AND EQUIPMENT (Details) - Schedule of method used for the depreciation of property, plant and equipment [Line Items]
Useful life (years)	25 years

[1]	Except in the case of the Boeing 767 300ER, Airbus 320 Family and Boeing 767 300F fleets that consider a lower residual value, due to the extension of their useful life to 22, 25 and 30 years respectively. Additionally, certain technical components are depreciated based on cycles and hours flown.